Note 2 - Entry into a Material Definitive Agreement	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

(2)  Entry into a Material Definitive Agreement

On August 14, 2013, the Company and the Bank entered into an Agreement and Plan of Merger, which was subsequently amended on September 19, 2013 by the First Amendment to Agreement and Plan of Merger (the Agreement and Plan of Merger and the First Amendment to Agreement and Plan of Merger are hereinafter referred to as the “Merger Agreement”), with Rumson-Fair Haven Bank & Trust Company (“RFHB”), providing for the merger of RFHB with and into the Bank, with the Bank as the surviving entity (the “Merger”).

Subject to the terms and conditions of the Merger Agreement, upon consummation of the Merger, each outstanding share of common stock of RFHB will be converted into the right to receive, at the election of the holder of such common stock of RFHB, (i) cash consideration of $7.50 or (ii) 0.7772 of a share of common stock of the Company, or a combination of both, subject to the payment of cash in lieu of fractional shares and customary proration and allocation procedures, if necessary, to assure that 60% of the outstanding shares of common stock of RFHB are exchanged for cash and 40% of the outstanding shares of common stock of RFHB are exchanged for shares of common stock of the Company. In addition, each outstanding option to acquire shares of common stock of RFHB will be terminated and converted to the right to receive cash and equal to the product of (i) the aggregate number of shares of common stock of RFHB underlying such outstanding option multiplied by (ii) the excess, if any, of $7.50 over the per share exercise price of such outstanding option. Stock awards will be converted into shares of common stock of the Company. Each outstanding share of common stock of the Company will remain outstanding and unaffected by the Merger.

Under New Jersey banking law, shareholders of RFHB can elect to dissent from the Merger. Any shareholder electing to dissent shall be entitled to a cash payment for such shares only to the extent permitted by and in accordance with New Jersey Banking law.

The Merger Agreement contains typical representations, warranties, and covenants of the Company, the Bank and RFHB, including, among others, covenants that require, during the period between the execution of the Merger Agreement and consummation of the Merger, (i) RFHB to use commercially reasonable efforts to conduct its business in the ordinary course and consistent with past banking practice and prudent banking practice; and (ii) RFHB to not, subject to certain exceptions generally related to the Board’s evaluation and exercise of its fiduciary duties, (a) solicit proposals relating to alternative business combination transactions or (b) enter into discussions or negotiations or provide confidential information in connection with any proposals for alternative business combination transactions.

The Merger Agreement provides certain termination rights for the Company, the Bank and RFHB, and further provides that upon termination of the Merger Agreement under certain circumstances, RFHB will be obligated to pay the Company a termination fee of $1,000,000 and out of pocket expenses incurred by the Company and the Bank in connection with the Merger of up to $275,000; provided, however, that the sum of the termination fee and such out-of-pocket expenses shall not exceed $1,275,000.

Completion of the Merger is subject to customary closing conditions, including (i) receipt of the requisite approval of the shareholders of RFHB, (ii) receipt of regulatory approvals, (iii) the absence of any law or order prohibiting the closing and (iv) and the effectiveness of the registration statement to be filed by the Company with respect to the common stock to be issued in the Merger. In addition, each party’s obligation to consummate the merger is subject to certain other conditions, including the accuracy of the representations and warranties of the other party and compliance of the other party with its covenants in all material respects.

2.           Acquisition of Unaffiliated Branches

On March 25, 2011, the Bank acquired certain deposit and other liabilities, real estate and related assets of the Rocky Hill, Hillsborough and Hopewell, New Jersey branch banking offices from another financial institution for a purchase price of $9.85 million (the “March 2011 Acquisition”). The March 2011 Acquisition was completed pursuant to the terms and conditions of the Branch Purchase and Assumption Agreement and Agreement for Purchase dated as of December 30, 2010, which was previously disclosed on a Current Report on Form 8-K filed by the Company with the SEC on January 3, 2011.

The Company accounted for this transaction using applicable accounting guidance regarding business combinations. The fair value of savings and transaction deposit accounts acquired was assumed to approximate the carrying value as these accounts have no stated maturity and are payable on demand.  A core deposit intangible was ascribed to the value of non-maturity deposits based upon an independent third party evaluation which was prepared using the actual characteristics of the deposits and assumptions we believe to be reasonable.  Certificates of deposit accounts were valued utilizing a discounted cash flow analysis based upon the underlying accounts’ contractual maturities and interest rates. The present value of the projected cash flow was then determined using discount rates based upon certificate of deposit interest rates available in the marketplace for accounts with similar terms.   The fair value of loans acquired, all of which were performing, was assumed to approximate amortized cost based upon the small size and nature of those loans.

As a result of the March 2011 Acquisition, the three branches became branches of the Bank.  Included in the March 2011 Acquisition were the assumption of deposit liabilities of $111.9 million, primarily consisting of demand deposits, and the acquisition of cash of approximately $101.5 million, fixed assets of approximately $4.6 million, which includes, without limitation, ownership of the real estate and improvements upon which the branches are situated, and loans of $862,000.  The Bank recorded goodwill of approximately $3.2 million and a core deposit intangible asset of approximately $1.7 million as a result of the March 2011 Acquisition.